American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2019

Short Duration - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 36.3%
U.S. Treasury Bills, 1.87%, 2/27/20(1)(2)	1,000,000	997,659
U.S. Treasury Notes, 1.375%, 10/31/20(2)	800,000	798,182
U.S. Treasury Notes, 1.50%, 10/31/21	16,800,000	16,775,057
U.S. Treasury Notes, 1.50%, 11/30/21	6,000,000	5,991,069
U.S. Treasury Notes, 1.875%, 1/31/22	17,000,000	17,097,573
U.S. Treasury Notes, 1.75%, 2/28/22	6,100,000	6,121,891
U.S. Treasury Notes, 1.875%, 3/31/22	25,000,000	25,155,166
U.S. Treasury Notes, 1.75%, 6/15/22	15,000,000	15,057,085
U.S. Treasury Notes, 1.75%, 7/15/22	14,000,000	14,050,490
U.S. Treasury Notes, 1.50%, 9/15/22	20,000,000	19,946,876
U.S. Treasury Notes, 1.875%, 9/30/22	17,000,000	17,124,419
U.S. Treasury Notes, 1.625%, 11/15/22	19,000,000	19,006,156
TOTAL U.S. TREASURY SECURITIES (Cost $157,696,541)		158,121,623
CORPORATE BONDS — 34.9%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.70%, 5/1/22	1,000,000	1,015,547
Air Freight and Logistics — 0.2%
FedEx Corp., 3.40%, 1/14/22	1,000,000	1,027,062
Auto Components — 0.1%
ZF North America Capital, Inc., 4.00%, 4/29/20(3)	476,000	478,290
Automobiles — 1.5%
Daimler Finance North America LLC, 3.40%, 2/22/22(3)	1,000,000	1,024,553
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	1,000,000	1,000,082
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,000,000	2,020,609
General Motors Financial Co., Inc., 3.20%, 7/6/21	1,500,000	1,520,736
General Motors Financial Co., Inc., 4.20%, 11/6/21	1,000,000	1,036,867
		6,602,847
Banks — 9.8%
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	1,000,000	1,003,111
Bank of America Corp., VRN, 3.00%, 12/20/23	2,713,000	2,779,716
Bank of Montreal, MTN, 2.05%, 11/1/22	3,290,000	3,303,011
Bank of Nova Scotia (The), 3.40%, 2/11/24	2,260,000	2,367,742
Barclays Bank plc, 5.14%, 10/14/20	1,520,000	1,551,924
Capital One N.A., 2.25%, 9/13/21	1,000,000	1,004,490
CIT Group, Inc., 5.00%, 8/15/22	500,000	531,246
Citibank N.A., VRN, 3.17%, 2/19/22	3,000,000	3,039,056
Credit Suisse AG, 2.10%, 11/12/21	1,700,000	1,708,005
Fifth Third BanCorp., 2.375%, 1/28/25	1,430,000	1,431,939
HSBC Holdings plc, VRN, 2.63%, 11/7/25	2,000,000	2,007,452
Huntington National Bank (The), 3.125%, 4/1/22	1,000,000	1,022,270
JPMorgan Chase & Co., VRN, 2.78%, 4/25/23	1,800,000	1,828,536
Lloyds Bank plc, 2.25%, 8/14/22	1,000,000	1,004,825
MUFG Union Bank N.A., 2.10%, 12/9/22	3,220,000	3,228,554

PNC Bank N.A., VRN, 2.03%, 12/9/22	1,600,000	1,602,159
Royal Bank of Canada, MTN, 3.70%, 10/5/23	2,260,000	2,389,021
Synchrony Bank, 3.65%, 5/24/21	1,000,000	1,021,092
Toronto-Dominion Bank (The), MTN, 2.65%, 6/12/24	2,260,000	2,314,567
Truist Bank, 2.80%, 5/17/22	1,000,000	1,018,934
Truist Financial Corp., MTN, 2.20%, 3/16/23	2,000,000	2,012,936
Wells Fargo & Co., MTN, 3.00%, 1/22/21	2,500,000	2,529,711
Wells Fargo Bank N.A., VRN, 2.08%, 9/9/22	2,000,000	2,003,474
		42,703,771
Biotechnology — 1.1%
AbbVie, Inc., 2.30%, 11/21/22(3)	4,670,000	4,695,411
Capital Markets — 1.2%
Banco BTG Pactual SA, 4.50%, 1/10/25(3)	2,200,000	2,233,000
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(3)	250,000	250,865
Goldman Sachs Group, Inc. (The), 3.20%, 2/23/23	1,700,000	1,748,103
Morgan Stanley, MTN, 5.50%, 7/28/21	1,000,000	1,053,650
		5,285,618
Chemicals — 0.4%
Ashland LLC, 4.75%, 8/15/22	960,000	1,005,600
Olin Corp., 5.50%, 8/15/22	500,000	536,406
		1,542,006
Commercial Services and Supplies — 0.1%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	500,000	502,765
Consumer Finance — 1.5%
American Express Co., 3.00%, 2/22/21	1,000,000	1,012,013
American Express Credit Corp., MTN, 2.25%, 5/5/21	1,500,000	1,507,250
Capital One Bank USA N.A., 3.375%, 2/15/23	1,400,000	1,446,478
Discover Financial Services, 3.85%, 11/21/22	1,500,000	1,568,262
Synchrony Financial, 2.85%, 7/25/22	1,060,000	1,072,966
		6,606,969
Containers and Packaging — 0.5%
Ball Corp., 4.375%, 12/15/20	1,000,000	1,023,240
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,300,000	1,369,862
		2,393,102
Diversified Financial Services — 0.5%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	2,000,000	2,018,152
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 2.45%, 6/30/20	1,750,000	1,756,086
AT&T, Inc., 4.45%, 5/15/21	1,500,000	1,548,763
Ooredoo International Finance Ltd., 4.75%, 2/16/21	2,200,000	2,268,587
		5,573,436
Entertainment — 0.2%
Netflix, Inc., 5.50%, 2/15/22	1,000,000	1,061,250
Equity Real Estate Investment Trusts (REITs) — 0.9%
Crown Castle International Corp., 2.25%, 9/1/21	2,000,000	2,005,776
Equinix, Inc., 5.875%, 1/15/26	700,000	744,177
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21	1,000,000	1,022,320
		3,772,273
Food Products — 0.9%
Conagra Brands, Inc., 3.80%, 10/22/21	1,000,000	1,031,939

Kraft Heinz Foods Co., 5.375%, 2/10/20	1,000,000	1,002,904
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(3)	2,000,000	2,000,186
		4,035,029
Health Care Providers and Services — 1.3%
CVS Health Corp., 3.70%, 3/9/23	1,500,000	1,562,451
Express Scripts Holding Co., 2.60%, 11/30/20	2,000,000	2,011,549
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(3)	850,000	858,514
Universal Health Services, Inc., 4.75%, 8/1/22(3)	1,000,000	1,012,493
		5,445,007
Hotels, Restaurants and Leisure — 0.6%
International Game Technology plc, 6.25%, 2/15/22(3)	1,500,000	1,585,170
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,000,000	1,005,282
		2,590,452
Household Durables — 0.6%
D.R. Horton, Inc., 2.55%, 12/1/20	1,000,000	1,004,569
Lennar Corp., 2.95%, 11/29/20	1,500,000	1,508,100
		2,512,669
IT Services — 0.6%
International Business Machines Corp., 2.85%, 5/13/22	2,000,000	2,043,886
Western Union Co. (The), 2.85%, 1/10/25	410,000	411,464
		2,455,350
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/25	1,000,000	1,034,165
Media — 2.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	1,000,000	1,012,490
Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 5/1/22	2,000,000	2,071,553
Time Warner Cable LLC, 4.125%, 2/15/21	1,050,000	1,066,994
ViacomCBS, Inc., 4.50%, 3/1/21	1,000,000	1,027,707
ViacomCBS, Inc., 3.875%, 4/1/24	2,250,000	2,382,309
VTR Finance BV, 6.875%, 1/15/24	2,100,000	2,151,628
		9,712,681
Metals and Mining — 0.6%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)	700,000	738,206
HTA Group Ltd., 9.125%, 3/8/22	1,000,000	1,035,190
Steel Dynamics, Inc., 5.25%, 4/15/23	750,000	764,624
		2,538,020
Multi-Utilities — 1.2%
CenterPoint Energy, Inc., 3.60%, 11/1/21	2,000,000	2,052,161
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,500,068
Sempra Energy, 2.85%, 11/15/20	1,500,000	1,508,618
		5,060,847
Oil, Gas and Consumable Fuels — 3.7%
Continental Resources, Inc., 5.00%, 9/15/22	275,000	277,006
Encana Corp., 3.90%, 11/15/21	930,000	952,214
Energy Transfer Operating LP, 4.15%, 10/1/20	1,179,000	1,191,644
Energy Transfer Operating LP, 7.50%, 10/15/20	450,000	467,721
Gazprom PJSC Via Gaz Capital SA, 6.00%, 1/23/21	2,200,000	2,288,865
Lukoil International Finance BV, 6.125%, 11/9/20	2,200,000	2,274,266
MPLX LP, 5.25%, 1/15/25(3)	400,000	419,878

Occidental Petroleum Corp., 4.85%, 3/15/21	1,632,000	1,681,218
Petroleos Mexicanos, 4.875%, 1/24/22	2,050,000	2,125,465
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,310,000	1,346,591
Saudi Arabian Oil Co., 2.75%, 4/16/22	1,100,000	1,112,776
Williams Cos., Inc. (The), 4.125%, 11/15/20	1,000,000	1,012,015
Williams Cos., Inc. (The), 7.875%, 9/1/21	1,000,000	1,090,526
		16,240,185
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., 2.60%, 5/16/22(3)	2,000,000	2,033,027
Elanco Animal Health, Inc., 4.27%, 8/28/23	2,000,000	2,112,345
		4,145,372
Road and Rail — 0.3%
United Rentals North America, Inc., 6.50%, 12/15/26	1,250,000	1,376,141
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	2,000,000	2,001,661
Technology Hardware, Storage and Peripherals — 0.7%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(3)	331,000	336,587
Dell International LLC / EMC Corp., 5.45%, 6/15/23(3)	1,505,000	1,632,420
Seagate HDD Cayman, 4.25%, 3/1/22	1,075,000	1,112,638
		3,081,645
Transportation Infrastructure — 0.4%
DP World plc, 3.25%, 5/18/20	1,900,000	1,905,966
Wireless Telecommunication Services — 0.6%
VEON Holdings BV, 3.95%, 6/16/21	1,100,000	1,119,910
Vodafone Group plc, 2.95%, 2/19/23	1,500,000	1,536,464
		2,656,374
TOTAL CORPORATE BONDS (Cost $150,909,466)		152,070,063
ASSET-BACKED SECURITIES — 14.2%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.62%, (1-month LIBOR plus 0.83%), 5/25/34	2,338,980	2,344,548
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	675,000	679,185
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(3)	247,362	246,628
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(3)	1,551,727	1,583,812
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	698,380	729,214
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 2.37%, (1-month LIBOR plus 0.65%), 4/10/31(3)	624,957	625,180
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	166,758	166,322
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(3)	117,711	117,234
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	276,189	277,366
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	1,751,747	1,795,754
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(3)	1,994,828	1,991,427
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 2.89%, (1-month LIBOR plus 1.15%), 12/17/36(3)	2,400,000	2,399,772
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.69%, (1-month LIBOR plus 0.95%), 3/17/37(3)	2,575,000	2,554,587
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 2.99%, (1-month LIBOR plus 1.25%), 3/17/37(3)	2,000,000	1,997,938
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.02%, (1-month LIBOR plus 1.28%), 6/17/37(3)	1,450,000	1,450,711
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 2.89%, (1-month LIBOR plus 1.15%), 7/17/37(3)	1,450,000	1,449,963
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(3)	955,611	960,468
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(3)	2,698,189	2,679,320
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	250,691	250,628
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(3)	531,060	531,965
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	287,624	287,528

MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	219,464	218,093
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(3)	1,047,948	1,047,966
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(3)	1,364,712	1,397,480
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	1,071,078	1,072,558
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(3)	2,121,052	2,124,159
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	1,997,569	2,008,463
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(3)	1,250,000	1,255,271
Progress Residential Trust, Series 2018-SFR2, Class C, 4.04%, 8/17/35(3)	1,775,000	1,833,601
Progress Residential Trust, Series 2018-SFR2, Class D, 4.34%, 8/17/35(3)	1,075,000	1,094,711
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	2,700,000	2,740,179
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)	1,775,000	1,802,042
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(3)	2,600,000	2,619,197
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(3)	2,100,000	2,066,294
Progress Residential Trust, Series 2019-SFR4, Class A SEQ, 2.69%, 10/17/36(3)	3,650,000	3,641,054
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	231,964	233,863
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	253,490	253,921
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(3)	200,418	201,482
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	185,725	185,310
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	1,498,517	1,522,525
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(3)	417,623	426,716
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(3)	1,161,514	1,186,766
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(3)	798,643	804,752
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(3)	1,024,592	1,022,431
Starwood Waypoint Homes Trust, Series 2017-1, Class A SEQ, VRN, 2.69%, (1-month LIBOR plus 0.95%), 1/17/35(3)	1,877,279	1,875,434
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	1,230,911	1,238,703
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	429,893	437,267
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	916,735	914,909
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(3)	605,461	604,892
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	643,160	661,067
TOTAL ASSET-BACKED SECURITIES (Cost $61,248,734)		61,610,656
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.6%
Private Sponsor Collateralized Mortgage Obligations — 4.5%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.99%, 2/25/35	222,722	227,302
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	412,039	423,259
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 SEQ, 2.72%, 11/25/59(3)	1,099,034	1,096,845
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	354,601	366,937
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.15%, 8/25/34	175,212	171,653
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 8/25/34	622,734	629,848
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.61%, 8/25/35	183,586	188,803
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	233,466	234,904
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	103,925	106,522
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	88,037	90,305
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,270	2,238
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(3)	8,255	8,369
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(3)	1,071,169	1,073,002
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	166,218	173,897
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.36%, 1/25/37	739,326	638,313
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.69%, 5/25/34	89,143	91,845

GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.02%, 1/25/35	65,469	66,244
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.27%, 9/25/35	424,690	437,180
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.21%, 8/25/35	224,311	221,828
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.98%, 10/25/29(3)	353,306	355,935
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(3)	377,405	380,321
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.70%, 11/21/34	269,090	276,656
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.36%, 2/25/35	271,380	275,611
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	1,517,343	1,591,915
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.29%, (1-month LIBOR plus 1.50%), 6/25/57(3)	1,440,999	1,462,922
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	539,729	551,689
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	1,374,572	1,412,327
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	511,624	515,785
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(3)	734,977	745,682
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	402,791	406,467
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.16%, 7/25/34	89,640	91,120
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.27%, 7/25/36	555,208	537,651
Verus Securitization Trust, Series 2019-3, Class A1, 2.78%, 7/25/59(3)	2,065,465	2,070,427
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	231,030	229,706
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.28%, 8/25/35	354,597	357,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.15%, 3/25/36	623,694	625,206
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	105,970	107,232
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.56%, 10/25/36	57,652	58,027
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	38,732	38,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.51%, 10/25/36	277,580	279,515
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.35%, 12/25/36	546,943	548,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	366,339	369,505
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	90,026	91,738
		19,629,170
U.S. Government Agency Collateralized Mortgage Obligations — 3.1%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.04%, (1-month LIBOR plus 3.25%), 5/25/25	550,000	579,401
FNMA, Series 2006-60, Class KF, VRN, 2.09%, (1-month LIBOR plus 0.30%), 7/25/36	610,909	606,717
FNMA, Series 2009-33, Class FB, VRN, 2.61%, (1-month LIBOR plus 0.82%), 3/25/37	696,963	707,823
FNMA, Series 2014-C02, Class 1M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	466,614	486,245
FNMA, Series 2014-C02, Class 2M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	674,912	699,927
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	19,896,061	3,528,960
FNMA, Series 2016-C03, Class 2M2, VRN, 7.69%, (1-month LIBOR plus 5.90%), 10/25/28	379,136	410,010
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	13,765,485	3,189,493
FNMA, Series 2017-C03, Class 1M2, VRN, 4.79%, (1-month LIBOR plus 3.00%), 10/25/29	1,200,000	1,254,704
FNMA, Series 2017-C05, Class 1M2, VRN, 3.99%, (1-month LIBOR plus 2.20%), 1/25/30	750,000	763,508
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	6,523,764	1,297,517
		13,524,305
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,347,208)		33,153,475
COLLATERALIZED LOAN OBLIGATIONS — 4.3%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.46%, (3-month LIBOR plus 1.55%), 5/15/30(3)	500,000	494,528
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.42%, (3-month LIBOR plus 1.45%), 4/20/31(3)	600,000	587,019
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.41%, (3-month LIBOR plus 1.50%), 5/15/31(3)	725,000	712,896
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.40%, (3-month LIBOR plus 1.40%), 4/17/31(3)	1,200,000	1,172,692
CIFC Funding Ltd., Series 2013-2A, Class A2LR, VRN, 3.60%, (3-month LIBOR plus 1.60%), 10/18/30(3)	2,000,000	1,987,967

Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.40%, (3-month LIBOR plus 1.40%), 4/18/31(3)	1,500,000	1,470,454
Gilbert Park CLO Ltd., Series 2017-1A, Class B, VRN, 3.60%, (3-month LIBOR plus 1.60%), 10/15/30(3)	2,500,000	2,480,632
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 3.66%, (3-month LIBOR plus 1.90%), 1/20/33(3)	1,500,000	1,501,875
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.57%, (3-month LIBOR plus 1.60%), 7/20/31(3)	500,000	493,027
LCM XIV LP, Series 2014A, Class AR, VRN, 3.01%, (3-month LIBOR plus 1.04%), 7/20/31(3)	375,000	372,461
LCM XIV LP, Series 2014A, Class BR, VRN, 3.55%, (3-month LIBOR plus 1.58%), 7/20/31(3)	1,250,000	1,235,694
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.47%, (3-month LIBOR plus 1.50%), 4/19/30(3)	750,000	743,446
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(3)	1,000,000	1,003,646
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 3.68%, (3-month LIBOR plus 1.85%), 10/15/32(3)	2,400,000	2,402,362
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.04%, (3-month LIBOR plus 1.07%), 10/20/28(3)	500,000	500,190
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.34%, (3-month LIBOR plus 1.40%), 4/25/31(3)	1,000,000	976,273
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 3.70%, (3-month LIBOR plus 1.70%), 10/18/31(3)	750,000	744,394
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $19,001,146)		18,879,556
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	1,000,000	1,030,964
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	1,475,000	1,544,051
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.40%, 7/13/29(3)	1,400,000	1,417,123
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(3)	1,000,000	1,010,035
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,015,395)		5,002,173
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 4.58%, (1-year H15T1Y plus 2.25%), 9/1/35	260,693	275,873
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.86%), 7/1/36	32,330	34,033
FHLMC, VRN, 4.53%, (12-month LIBOR plus 1.88%), 7/1/40	113,967	120,291
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.78%), 9/1/40	73,016	76,675
FHLMC, VRN, 3.91%, (12-month LIBOR plus 1.78%), 2/1/41	213,288	220,107
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	89,143	93,547
FHLMC, VRN, 4.04%, (12-month LIBOR plus 1.87%), 7/1/41	158,031	166,631
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.88%), 10/1/41	87,457	89,559
FHLMC, VRN, 2.73%, (12-month LIBOR plus 1.65%), 12/1/42	278,621	287,716
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.64%), 2/1/43	42,811	44,139
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.63%), 5/1/43	27,341	28,228
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	34,673	35,847
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	973	1,004
FNMA, VRN, 3.92%, (6-month LIBOR plus 1.57%), 6/1/35	212,583	220,184
FNMA, VRN, 3.93%, (6-month LIBOR plus 1.57%), 6/1/35	97,433	100,907
FNMA, VRN, 4.29%, (12-month LIBOR plus 1.71%), 12/1/37	3,804	3,959
FNMA, VRN, 4.02%, (12-month LIBOR plus 1.69%), 8/1/39	37,391	39,190
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	21,012	22,168
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	346,672	353,804
		2,213,862
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 5.50%, 12/1/36	803	864
FNMA, 5.00%, 7/1/20	1,128	1,165
FNMA, 3.50%, 3/1/34	331,616	343,543
FNMA, 5.50%, 7/1/36	1,919	2,121
		347,693
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,542,917)		2,561,555

BANK LOAN OBLIGATIONS(4) — 0.2%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.05%, (1-month LIBOR plus 2.25%), 1/19/24	550,000	552,503
Hotels, Restaurants and Leisure†
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.55%, (1-month LIBOR plus 2.75%), 12/23/24	7,810	7,835
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 4.74%, (1-month LIBOR plus 3.00%), 6/2/25	135,480	136,425
TOTAL BANK LOAN OBLIGATIONS (Cost $697,482)		696,763
TEMPORARY CASH INVESTMENTS — 0.9%
Credit Agricole Corporate and Investment Bank, 1.56%, 1/2/20(1)(3)	1,397,000	1,396,881
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $2,108,760), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $2,064,443)		2,064,288
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $470,696), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $459,017)		459,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,920,229)		3,920,169
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $433,379,118)		436,016,033
OTHER ASSETS AND LIABILITIES — (0.2)%		(807,698)
TOTAL NET ASSETS — 100.0%		$435,208,335

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	1	March 2020	$200,000	$215,500	$(143)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	190	March 2020	$19,000,000	$22,535,781	$2,862

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Sell	1.00%	6/20/24	$6,000,000	$96,540	$61,854	$158,394

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $256,429.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $114,473,718, which represented 26.3% of total net assets.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	158,121,623	—
Corporate Bonds	—	152,070,063	—
Asset-Backed Securities	—	61,610,656	—
Collateralized Mortgage Obligations	—	33,153,475	—
Collateralized Loan Obligations	—	18,879,556	—
Commercial Mortgage-Backed Securities	—	5,002,173	—
U.S. Government Agency Mortgage-Backed Securities	—	2,561,555	—
Bank Loan Obligations	—	696,763	—
Temporary Cash Investments	—	3,920,169	—
	—	436,016,033	—
Other Financial Instruments
Futures Contracts	2,862	—	—
Swap Agreements	—	158,394	—
	2,862	158,394	—

Liabilities
Other Financial Instruments
Futures Contracts	143	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.